Stock-Based Compensation/Options and Warrants - Additional Information (Detail) (USD $)	1 Months Ended					3 Months Ended	12 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Feb. 28, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Jan. 31, 2013	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted						125,000	411,938	76,157	38,138	193,583	160,100	73,475
Vesting period							3 years
Number of Shares, Forfeited and canceled						46,331	30,241	18,750	97,171	85,605	31,617	4,336
Unamortized stock compensation expense						$ 1,126,780
Warrants issued					414,650
Exercise price				$ 2.56	$ 10.44
Warrants term				5 years	5 years
Number of common stock to be issued upon exercise of warrant	541,668		187,500	1,436,121
Aggregate intrinsic value of the outstanding options						104,769	13,846	227,567
Share based compensation, common stock shares issued and outstanding						903,289	824,620	442,923	385,516	480,833	388,048	259,565		190,426
Option expense recognized						191,634
Warrant term	4 years	5 years	5 years	5 years
Warrants issued to purchase common stock						187,500							243,750
Warrant exercise price	$ 3.00	$ 1.24	$ 1.21	$ 5.00
Warrant redemption price per share		$ 0.01	$ 0.01
Terms for warrant redeem		Opexa can redeem the warrants at $0.01 per share if the Company's common stock closes at or above $10.00 per share for 20 consecutive trading days.	The warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.	Opexa can redeem the warrants at $0.01 per share if its common stock closes at or above $10.00 per share for 20 consecutive trading days.
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price				$ 2.56
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants issued to purchase common stock		243,750
Warrants Attached to Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate		0.76%
Expected life		5 years
Expected volatility rate		191.00%
Expected dividends		0
Estimated fair value of warrants		195,969
Common Stock Warrants issued to Release a Claim on Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate						0.90%
Expected life						5 years
Expected volatility rate						191.00%
Estimated fair value of warrants						219,553
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted						125,000	107,832	43,750
Weighted average exercise price, Granted						$ 2.34		$ 6.24
Stock option, term						10 years	10 years	10 years
Vesting period						3 years	3 years	3 years
Fair value of stock granted during period							$ 381,020	$ 268,451
Discount rate						1.87%		3.36%
Expected life						5 years 3 months		6 years
Expected volatility rate						194.00%		192.00%
Expected dividends						0	0	0
Number of Shares, Forfeited and canceled							4,678
Stock-based compensation expense							549,150	304,024
Unamortized stock compensation expense							1,142,135	364,064
Fair value of stock granted during period						285,226
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted							$ 1.80
Discount rate							1.40%
Expected life							5 years 3 months
Expected volatility rate							180.00%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted							$ 3.80
Discount rate							1.98%
Expected life							7 years
Expected volatility rate							183.00%
Employee Stock Option | Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							254,756
Weighted average exercise price, Granted							$ 3.80
Stock option, term							10 years
Vesting period							3 years
Fair value of stock granted during period							$ 964,715
Discount rate							1.98%
Expected life							10 years
Expected volatility rate							183.00%
Expected dividends							0
Aggregate number of shares commenced vesting during period							82,009
Directors and Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted								32,407
Fair value of stock granted during period								$ 196,783
Expected dividends								0
Stock-based compensation expense							141,576	185,890
Unamortized stock compensation expense							14,770	19,658
Directors and Consultants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted								$ 3.80
Stock option, term								2 years
Vesting period								1 year
Discount rate								0.25%
Expected life								2 years
Expected volatility rate								85.00%
Stock option life, expected term								2
Directors and Consultants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted								$ 7.12
Stock option, term								10 years
Vesting period								2 years
Discount rate								3.50%
Expected life								10 years
Expected volatility rate								198.00%
Stock option life, expected term								5
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							18,750
Weighted average exercise price, Granted							$ 2.04
Stock option, term							10 years
Fair value of stock granted during period							$ 37,096
Discount rate							1.80%
Expected life							5 years 3 months
Expected volatility rate							185.00%
Expected dividends							0
Shares immediately vesting, percent							33.00%
Shares vesting till year end, percent							33.00%
Shares vesting next year, percent							33.00%
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							30,600
Weighted average exercise price, Granted							$ 3.76
Fair value of stock granted during period							$ 111,428
Discount rate							2.03%
Expected life							5 years 3 months
Expected volatility rate							186.00%
Expected dividends							0
Director | Option to purchase an aggregate of 10,000 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							10,000
Stock option, term							10 years
Shares immediately vesting, percent							50.00%
Stock options vesting percentage, remaining of period							50.00%
Director | Options to purchase an aggregate of 20, 600 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted							20,600
Stock option, term							10 years
Shares immediately vesting, percent							50.00%
Stock options vesting percentage, remaining of period							50.00%
Stock Option Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Forfeited and canceled							25,563
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Forfeited and canceled							464,584	671,972
Aggregate intrinsic value of the outstanding Warrant							$ 57,891	$ 435,913
Stock Incentive Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, common stock shares for issuance							575,000
2010 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, common stock shares authorized						625,000	625,000
Remaining shares available under the 2004 Plan that carryover to the 2010 Plan							793,204
Share based compensation, common stock shares issued and outstanding						903,289